Finance Receivables and Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Components of Financing Receivable

The components of the finance receivables, which are included in prepaid expenses and other current assets, and other assets in the accompanying consolidated balance sheets, are as follows:

	December 31
	2012	2011
	(Millions of yen)
Total minimum lease payments receivable	¥231,221	¥204,326
Unguaranteed residual values	8,863	8,195
Executory costs	(2,598)	(2,275)
Unearned income	(27,521)	(24,955)

	209,965	185,291
Less allowance for credit losses	(6,908)	(7,039)

	203,057	178,252
Less current portion	(74,168)	(66,337)

	¥128,889	¥111,915

Allowance for Credit Losses

The activity in the allowance for credit losses is as follows:

	Years ended December 31
	2012	2011
	(Millions of yen)
Balance at beginning of year	¥7,039	¥7,983
Charge-offs	(1,304)	(1,937)
Provision	1,922	2,052
Other	(749)	(1,059)

Balance at end of year	¥6,908	¥7,039

Future Minimum Lease Payments to be Received under Financing Leases and Non-Cancelable Operating Leases

The following is a schedule by year of the future minimum lease payments to be received under financing leases and non-cancelable operating leases at December 31, 2012.

	Financing leases	Operating leases
	(Millions of yen)
Year ending December 31:
2013	¥89,794	¥7,073
2014	63,348	4,359
2015	38,983	3,038
2016	19,221	2,195
2017	19,472	1,671
Thereafter	403	4,084

	¥231,221	¥22,420